Intangible Assets and Goodwill - Schedule of Intangible Assets and Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning	$ 15,827	$ 24,683,852
Impact of sale of RPK		(24,666,888)
Movement in exchange rates	1,182	(1,137)
Intangible asset at ending	39,572,129	15,827
Acquisition (note 4)	39,572,129
Impact on loss of control of Canmart	(17,009)
Cost [Member] | Software [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning		19,554
Impact of sale of RPK		(18,663)
Movement in exchange rates		(891)
Intangible asset at ending
Acquisition (note 4)
Impact on loss of control of Canmart
Cost [Member] | Licences [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning	15,827	24,664,298
Impact of sale of RPK		(24,648,225)
Movement in exchange rates	1,182	(246)
Intangible asset at ending		15,827
Acquisition (note 4)
Impact on loss of control of Canmart	(17,009)
Cost [Member] | Goodwill [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning
Impact of sale of RPK
Movement in exchange rates
Intangible asset at ending	39,572,129
Acquisition (note 4)	39,572,129
Impact on loss of control of Canmart
Accumulated Amortization [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning		4,946,637
Amortization
Impact of sale of RPK		(4,946,238)
Movement in exchange rates		(399)
Intangible asset at ending
Accumulated Amortization [Member] | Software [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning		16,992
Amortization
Impact of sale of RPK		(16,593)
Movement in exchange rates		(399)
Intangible asset at ending
Accumulated Amortization [Member] | Licences [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning		4,929,645
Amortization
Impact of sale of RPK		(4,929,645)
Movement in exchange rates
Intangible asset at ending
Accumulated Amortization [Member] | Goodwill [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning
Amortization
Impact of sale of RPK
Movement in exchange rates
Intangible asset at ending
Impairment [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning		15,937,533
Impact of sale of RPK		(15,937,533)
Intangible asset at ending	39,572,129
Addition	39,572,129
Impairment [Member] | Software [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning		2,070
Impact of sale of RPK		(2,070)
Intangible asset at ending
Addition
Impairment [Member] | Licences [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning		15,935,463
Impact of sale of RPK		(15,935,463)
Intangible asset at ending
Addition
Impairment [Member] | Goodwill [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning
Impact of sale of RPK
Intangible asset at ending	39,572,129
Addition	39,572,129
Net book value [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning	15,827
Intangible asset at ending		15,827
Net book value [Member] | Software [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning
Intangible asset at ending
Net book value [Member] | Licences [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning	15,827
Intangible asset at ending		15,827
Net book value [Member] | Goodwill [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning
Intangible asset at ending